Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities	9 Months Ended
Sep. 30, 2021 USD ($)
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	$ 5,443,335
Transfers to Levels 1 and 2	(5,443,335)
Fair value as of September 30, 2021	0
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	3,597,335
Transfers to Levels 1 and 2	(3,597,335)
Fair value as of September 30, 2021	0
Total Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	9,040,670
Transfers to Levels 1 and 2	(9,040,670)
Fair value as of September 30, 2021	$ 0